CONCENTRATIONS OF RISK AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 29, 2018
CONCENTRATIONS OF RISK AND GEOGRAPHIC INFORMATION
Geographic Information

Net sales by geographical region, based on ship to destination, was as follows as of the dates indicated (in thousands):

	Fiscal Year Ended
	December 29,	December 30,	December 31,
	2018	2017	2016
United States	$761,880	$635,195	$818,914
International	16,953	4,044	—
Total net sales	$778,833	$639,239	$818,914

Property and equipment, net by geographical region was as follows as of the dates indicated (in thousands):

	December 29,	December 30,
	2018	2017
United States	$65,831	$64,842
International	8,266	8,941
Property and equipment, net	$74,097	$73,783